Benefit Plan (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Contributions made to the plan	$ 198
Accrued amount but not made matching contribution to the plan		$ 1,159